Related Party Transactions - Summary of Significant Receivables From and Payables To Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of transactions between related parties [line items]
Trade Receivables	₨ 175	$ 2	₨ 466
Loans given	54,623	720	70,712
Receivable from (Including brand fee prepaid)	3,065	40	9,304
Trade Payables	977	13	1,188
Payable to (Including brand fee payable)	2,059	27	2,943
Guarantees outstanding given	4	0	57
Banking Limits assigned/utilised/renewed to/for group companies	1,150	15	1,150
Remuneration, Commission and consultancy fees payable to KMP and their relatives	81	$ 1	61
Entities controlling the company/ Fellow Subsidiaries
Disclosure of transactions between related parties [line items]
Trade Receivables	128		466
Loans given	54,571		70,663
Receivable from (Including brand fee prepaid)	2,943		9,271
Trade Payables	670		973
Payable to (Including brand fee payable)	1,678		2,078
Guarantees outstanding given			10
Banking Limits assigned/utilised/renewed to/for group companies	1,150		1,150
Associates/Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Loans given	52		49
Receivable from (Including brand fee prepaid)	99		10
Other related parties [member]
Disclosure of transactions between related parties [line items]
Trade Receivables	47
Receivable from (Including brand fee prepaid)	23		23
Trade Payables	307		215
Payable to (Including brand fee payable)	381		866
Guarantees outstanding given	4		47
Remuneration, Commission and consultancy fees payable to KMP and their relatives	₨ 81		₨ 61